Related Parties (Details) - Schedule of asset and liabilities balances - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets:
Loan receivable from related parties		$ 1,015
Receivable from Parent Company	1,205
Prepaid expenses	49	15
Total	1,254	1,030
Liabilities:
Accounts payable and accrued expenses	308	589
INX Token liability	5,531	36,102
INX Token warrant liability	1,140	2,723
Total	$ 6,979	$ 39,414